General and Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
Payroll and related costs	$ 5,899	$ 6,260	$ 6,931
Professional fees	3,946	3,734	3,403
Other expenses	4,449	4,014	4,430
Total	$ 14,294	$ 14,008	$ 14,764